CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income
Interest income	$ 5,292	$ 5,368	$ 5,472	$ 5,557	$ 5,836	$ 6,130	$ 6,212	$ 3,947	$ 21,689	$ 22,126	$ 15,438
Total income	1,035	1,136	1,179	976	1,111	702	927	260	4,326	3,000	1,323
General, administrative and other expense	3,674	3,858	3,443	3,586	3,720	3,636	4,270	2,300	14,561	13,926	8,540
Earnings before federal income tax benefits	1,092	693	1,515	1,273	1,361	1,413	1,193	552	4,573	4,519	2,973
Federal income tax benefits	327	194	307	390	419	444	290		1,218	1,153	995
Net earnings for the period	765	499	1,208	883	942	969	903	552	3,355	3,366	1,978
Cheviot Financial Corp
Interest income
Interest income									15	13	166
Equity in earnings of Cheviot Savings Bank									3,614	3,737	2,429
Total income									3,629	3,750	2,595
General, administrative and other expense									408	575	849
Earnings before federal income tax benefits									3,221	3,175	1,746
Federal income tax benefits									(134)	(191)	(232)
Net earnings for the period									$ 3,355	$ 3,366	$ 1,978